PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2023	Oct. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

The following is a summary of property and equipment, less accumulated depreciation at the balance sheet dates:

	July 31, 2023	October 31, 2022

Leasehold improvements	$12,840	$12,840
Property and equipment	1,052,586	925,427
Total cost	1,065,426	938,267
Less accumulated depreciation	(704,073)	(586,327)
Net property and equipment	$361,353	$351,940

The following is a summary of property and equipment, less accumulated depreciation at the balance sheet dates:

	October 31, 2022	October 31, 2021

Leasehold improvements	$12,840	$12,840
Property and equipment	925,427	524,870
Total cost	938,267	537,710
Less accumulated depreciation	(586,327)	(422,528)
Net property and equipment	$351,940	$115,182